Fees Summary	Oct. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,680,000
Previously Paid Amount	0.00
Total Fee Amount	410.31
Total Offset Amount	0.00
Net Fee	410.31
Narrative - Max Aggregate Offering Price	$ 2,680,000
Final Prospectus	true